Fresh Start Accounting - Reorganization Adjustments, Long-Term Debt (Details) $ in Millions	Jul. 01, 2018 USD ($)
Total reinstated senior secured credit facilities
Fresh-Start Adjustment [Line Items]
Adjustments, increase (decrease), Long-term debt	$ 5,426
Reinstated Senior undersecured or impaired external debt
Fresh-Start Adjustment [Line Items]
Adjustments, increase (decrease), Long-term debt	5,266
Recognition of adequate protection payments
Fresh-Start Adjustment [Line Items]
Adjustments, increase (decrease), Long-term debt	186
Lender consent fee
Fresh-Start Adjustment [Line Items]
Adjustments, increase (decrease), Long-term debt	(26)
Issuance of New Secured Notes
Fresh-Start Adjustment [Line Items]
Adjustments, increase (decrease), Long-term debt	880
Capitalized pre-issuance interest for New Secured Notes for 8% paid-in kind
Fresh-Start Adjustment [Line Items]
Adjustments, increase (decrease), Long-term debt	10
Debt issuance cost in related to the issuance of the New Secured Notes
Fresh-Start Adjustment [Line Items]
Adjustments, increase (decrease), Long-term debt	(9)
Discount on New Secured Notes for the pre-issuance interest paid upon emergence (4% cash interest of $5 million and 8% paid-in kind interest of $10 million)
Fresh-Start Adjustment [Line Items]
Adjustments, increase (decrease), Long-term debt	(15)
Reorganization Adjustments
Fresh-Start Adjustment [Line Items]
Adjustments, increase (decrease), Long-term debt	$ 6,292